Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Financial assets
Mandatorily measured at FVTPL	$ 1,024		$ 912
Hedging financial assets	13	$ 0	0
Financial assets at amortized cost (Note a)	81,523		71,799
Financial assets at FVOCI	3,491		3,616
Financial liabilities
Measured at FVTPL Held for trading	0		6
Hedging financial liabilities	0		8
Measured at amortized cost (Note b)	$ 67,451		$ 64,747